Leases (Maturities of Lease Liabilities under Operating Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
2026	$ 1,884
2027	301
2028	34
2029	0
2030	0
Thereafter	0
Total future lease payments	2,219
Less: imputed interest	75
Total present value of lease liabilities	$ 2,144	$ 3,382
Weighted average remaining lease term	1 year 4 months 24 days
Weighted average discount rate	4.40%
Liabilities for leases	$ 0